Income Taxes	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Income Tax Disclosure [Abstract]
Income Taxes

Note 16. Income Taxes

For interim financial reporting, the Company estimates its annual effective tax rate based on the projected income for its entire fiscal year and records a provision (benefit) for income taxes on a quarterly basis based on the estimated annual effective income tax rate, adjusted for any discrete tax items.

The Company’s effective income tax rate was 38.1% and 28.6% for the nine months ended July 29, 2017 and July 30, 2016, respectively. The increase in the Company’s effective income tax rate for the nine months ended July 29, 2017 relative to the prior year relates primarily to a discrete adjustment to deferred income tax balances in the prior year. The effective income tax rate for the nine months ended July 29, 2017 as compared to the U.S. statutory income tax rate was favorably impacted by income tax incentives for U.S. manufacturing and research activities and negatively impacted by nondeductible business acquisition costs.

The Company periodically evaluates its valuation allowance requirements in light of changing facts and circumstances, and may adjust its deferred tax asset valuation allowances accordingly. It is reasonably possible that the Company will either add to, or reverse a portion of its existing deferred tax asset valuation allowances in the future. Such changes in the deferred tax asset valuation allowances will be reflected in the current operations through the Company’s effective income tax rate. During the three and nine months ended July 29, 2017, there were no changes to the Company’s valuation allowances.

The Company’s liability for unrecognized tax benefits, including interest and penalties, was $2.9 million as of July 29, 2017 and October 29, 2016, respectively, and is included in other long-term liabilities in the Company’s consolidated balance sheets. During the next twelve months, it is reasonably possible that $1.1 million of the unrecognized tax benefits, if recognized, would affect the annual effective income tax rate. The Company recognizes accrued interest and penalties related to unrecognized tax benefits in the provision for income taxes in its consolidated statement of income.

The Company regularly assesses the likelihood of an adverse outcome resulting from examinations to determine the adequacy of its tax reserves. As of July 29, 2017, the Company believes that it is more likely than not that the tax positions it has taken will be sustained upon the resolution of its audits resulting in no material impact on its consolidated financial position and the results of operations and cash flows. However, the final determination with respect to any tax audits, and any related litigation, could be materially different from the Company’s estimates and/or from its historical income tax provisions and income tax liabilities and could have a material effect on operating results and/or cash flows in the periods for which that determination is made. In addition, future period earnings may be adversely impacted by litigation costs, settlements, penalties, and/or interest assessments related to income tax examinations.

Note 17. Income Taxes

Earnings from operations are taxed as domestic income.

Provision for income taxes is summarized as follows:

	Fiscal Year Ended
	October 29, 2016	October 31, 2015	October 31, 2014
Current:
Federal	$12,564	$13,970	$2,319
State	4,147	3,290	1,301

Total Current	16,711	17,260	3,620

Deferred:
Federal	(2,250)	(4,749)	152
State	(1,411)	(576)	(477)

Total Deferred	(3,661)	(5,325)	(325)

Provision for income taxes	$13,050	$11,935	$3,295

Income tax expense at the federal statutory rate is reconciled to the Company’s provision for income taxes as follows:

	Fiscal Year Ended
	October 29, 2016	October 31, 2015	October 31, 2014
Income tax expense at federal statutory rate	$15,135	$12,184	$1,626
State expense	1,590	1,558	460
Deferred Adjustments	(1,531)	—	—
Manufacturing and research incentives	(2,592)	(1,475)	(363)
Nondeductible items	988	219	1,520
Other items	(540)	(551)	52

Provision for income taxes	$13,050	$11,935	$3,295

Tax expense for fiscal year 2016 was favorably impacted by incentives for U.S. manufacturing and research as well as adjustments to deferred income tax balances. The deferred income tax balance adjustments were not material to current or previously issued financial statements.

Tax expense for fiscal year 2015 was favorably impacted by incentives for U.S. manufacturing and research.

Tax expense for fiscal year 2014 tax provision was negatively impacted by non-deductible costs associated with acquisitions.

No items included in Other items in the income tax reconciliation above are individually, or when appropriately aggregated, significant.

Temporary differences and carryforwards that give rise to deferred tax assets and liabilities include the following items:

	Fiscal Year Ended
	October 29, 2016	October 31, 2015
Deferred tax assets:
Product warranty	$14,201	$9,256
Inventory	5,891	7,697
Deferred employee benefits	9,096	4,609
Net operating loss and credits	2,114	1,675
Other reserves and allowances	5,311	3,885

Gross deferred tax assets	36,613	27,122
Less valuation allowance	(154)	(797)

Deferred tax assets	36,459	26,325

Deferred tax liabilities:
Intangible assets	(40,817)	(41,403)
Property, plant and equipment	(12,661)	(6,542)
Other	(430)	(385)

Deferred tax liabilities	(53,908)	(48,330)

Net deferred tax liability	$(17,449)	$(22,005)

The net deferred tax assets/(liabilities) reflected in the consolidated balance sheet are as follows:

	Fiscal Year Ended
	October 29, 2016	October 31, 2015
Current deferred tax asset	$—	$23,599
Noncurrent deferred tax liability	(17,449)	(45,604)

Net deferred tax liability	$(17,449)	$(22,005)

As of each balance sheet date, management assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. The Company will continue to evaluate its valuation allowance requirements in light of changing facts and circumstances, and may adjust its deferred tax valuation allowances accordingly. It is reasonably possible that the company will either add to, or reverse a portion of its existing deferred tax asset valuation allowance in the future. Such changes in the deferred tax asset valuation allowances could have a material effect on operating results.

At October 29, 2016, the Company has net operating loss carryforwards for U.S. federal income tax purposes of $3,250, which begin to expire in 2029. The Company also has state net operating loss carryforwards of $4,540, which begin to expire in 2027. The Company has an AMT credit carryforward for federal income tax purposes of $114. In addition, the Company has net operating loss carryforwards generated in Canada of $573 which are offset by a valuation allowance because the losses are projected to expire prior to being utilized.

The Company or one of its subsidiaries files income tax returns in the U.S, Canada and various state jurisdictions. With few exceptions, fiscal years 2013, 2014 and 2015 remain open to tax examination by Canadian, U.S. federal and state tax authorities.

The Company regularly assesses the likelihood of an adverse outcome resulting from examinations to determine the adequacy of its tax reserves. As of October 29, 2016, the company believes that it is more likely than not that the tax positions it has taken will be sustained upon the resolution of its audits resulting in no material impact on its consolidated financial position and the results of operations and cash flows. However, the final determination with respect to any tax audits, and any related litigation, could be materially different from the company’s estimates and/or from its historical income tax provisions and accruals and could have a material effect on operating results and/or cash flows in the periods for which that determination is made. In addition, future period earnings may be adversely impacted by litigation costs, settlements, penalties, and/or interest assessments.

During fiscal years 2016, 2015 and 2014, the Company recognized in the Consolidated Statements of Operations $180, $(12), and $31, respectively, for interest and penalties related to uncertain tax liabilities, which the Company recognizes as a part of income tax expense. As of October 29, 2016 and October 31, 2015, the company has accrued interest and penalties of $216 and $36, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits are as follows:

	Fiscal Year Ended
	October 29, 2016	October 31, 2015	October 31, 2014
Balance at beginning of year	$4,166	$4,612	$4,509
Additions (reductions) for tax positions in prior year	(1,501)	74	80
Additions for tax positions in current year	192	16	23
Cash settlements with taxing authorities	(34)	(430)	—
Statute of limitations	(144)	(106)	—

Balance at end of year	$2,679	$4,166	$4,612

If recognized, $1,640, $430, and $458 of the Company’s unrecognized tax benefits as of October 29, 2016, October 31, 2015 and October 31, 2014, respectively, would affect the effective income tax rate. The remaining unrecognized tax benefits relate to state tax issues of acquired companies for which the Company will be indemnified by the seller. As such, an offsetting asset in the amount of $1,255 is included in other long-term assets.

During the next twelve months, it is reasonably possible that federal and state tax resolutions could reduce unrecognized tax benefits and income tax expense by up to $1,116, either because the Company’s tax positions are sustained on audit or settled, or the applicable statute of limitations closes.